Expense Example	Sep. 28, 2026 USD ($)
FPA Queens Road Small Cap Value Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
FPA Queens Road Small Cap Value Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
FPA Queens Road Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
FPA Queens Road Value Fund | FPA Queens Road Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	$ 1,634